WP Glimcher Mall Trust 2015-WPG Commercial Mortgage Pass-Through Certificates, Series 2015-WPG

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

Drexel Hamilton, LLC

23 June 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

German American Capital Corporation

Deutsche Bank Securities Inc.

60 Wall Street, 10th Floor

New York, New York 10005

Drexel Hamilton, LLC

77 Water Street

New York, New York 10005

Re:	WP Glimcher Mall Trust 2015-WPG
Commercial Mortgage Pass-Through Certificates, Series 2015-WPG (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our associated findings are in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, the Depositor provided us with the following information:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the Mortgaged Properties (as defined in Attachment A) that secure the Mortgage Loans,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Depositor instructed us to perform no procedures and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, the Source Documents, the Provided Characteristics and for the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

23 June 2015

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this Attachment A, the Depositor indicated that:

a.	The Certificates will represent the interests in WP Glimcher Mall Trust 2015-WPG (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of twelve promissory notes (collectively, the “Trust Notes”) issued by BRE/Pearlridge, LLC and SDQ Fee, LLC, each a Delaware limited liability company (collectively, the “Borrowers”), evidencing two fixed rate loans (the “Pearlridge Center Mortgage Loan” and the “Scottsdale Quarter Mortgage Loan,” respectively, and together, the “Mortgage Loans,” and, together with the related Companion Loans (as defined herein), the “Whole Loans”),
c.	Each Whole Loan is comprised of the related Mortgage Loan and two related companion loans (collectively, the “Companion Loans”) that will not be assets of the Issuing Entity and that are senior in right of payment with a portion of the related Mortgage Loan,
d.	The Trust Notes with respect to each Mortgage Loan are comprised of pooled trust notes (the “Pooled Trust Notes”) and non-pooled trust notes (the “Non-Pooled Trust Notes”),
e.	The Whole Loans are secured by, among other things, first mortgage liens on the Borrowers’ fee and/or leasehold interest in Pearlridge Center, a super-regional mall located in Aiea, Hawaii (“Pearlridge Center”) and Scottsdale Quarter, a mixed-use shopping center located in Scottsdale, Arizona (“Scottsdale Quarter”) and
f.	The portion of the Pearlridge Center property or the Scottsdale Quarter property, as applicable, securing the related Whole Loan is referred to as the “Pearlridge Center Mortgaged Property” or the “Scottsdale Quarter Mortgaged Property,” respectively, and together are referred to as the “Mortgaged Properties.”

Procedures we performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgage Loans and Mortgaged Properties as of 1 July 2015 (the “Cut-Off Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

For each Mortgage Loan and Mortgaged Property on the Preliminary Data File, we compared the Compared Characteristics shown on Exhibit 1 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 1 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 1 of Attachment A and the next paragraph of this Item 1.

A member firm of Ernst & Young Global Limited

Attachment A Page 2 of 7

1. (continued)

The Source Document(s) that the Depositor instructed us to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File, comprise the Data Files), that the Depositor indicated contains information on the Mortgage Loans and Mortgaged Properties as of the Cut-Off Date and
b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 1 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Whole Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Whole Loan as of the Cut-Off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of each Whole Loan, both as shown on the Final Data File, we recalculated the “Loan Term” of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

6.	Using the:
a.	Loan Term and
b.	Seasoning

of each Whole Loan, both as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	With respect to each Whole Loan, the applicable loan agreement Source Document indicates that the Whole Loan is interest-only for its entire “Loan Term.” Based on this information, the Depositor instructed us to:
a.	Use “0” for the “Amortization Term” characteristic of each Whole Loan on the Final Data File,
b.	Use the “Original Whole Loan Balance” of each Whole Loan, as shown on the Final Data File, as:
i.	The principal balance of each Whole Loan as of the Cut-Off Date (the “Cut-off Date Whole Loan Balance”) and
ii.	The principal balance of each Whole Loan as of the “Maturity Date” of each Whole Loan (the “Whole Loan Balance at Maturity”),
b.	Use the “Original Mortgage Loan Balance” of each Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of each Mortgage Loan as of the Cut-Off Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	The principal balance of each Mortgage Loan as of the “Maturity Date” of each Mortgage Loan (the “Mortgage Loan Balance at Maturity”) and
c.	Use the “Loan Term” of each Whole Loan, as shown on the Final Data File, for the “IO Period” of each Whole Loan.

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Cut-off Date Whole Loan Balance and
b.	Net Rentable Area

of each Whole Loan and Mortgaged Property, respectively, both as shown on the Final Data File, we recalculated the “Whole Loan Cut-off Date Balance Per SF” of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Pooled Mortgage Loan Cut-off Date Balance,
b.	Total Companion Loan Principal Balance and
c.	Net Rentable Area

of each Pooled Trust Note, Companion Loan and Mortgaged Property, respectively, all as shown on the Final Data File, we recalculated the “Pooled Mortgage Loan Cut-off Date Balance Per SF” of each Pooled Trust Note. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

10.	Using the:
a.	Cut-off Date Whole Loan Balance,
b.	Current Interest Rate,
c.	Accrual Basis and
d.	Amortization Type

of each Whole Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor, which are described in the succeeding two paragraphs of this Item 10., we recalculated the:

i.	Annual Whole Loan Debt Service and
ii.	Monthly Whole Loan Debt Service

of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

The Depositor instructed us to recalculate the “Annual Whole Loan Debt Service” of each Whole Loan as the product of:

i.	The “Cut-off Date Whole Loan Balance,” as shown on the Final Data File,
ii.	The “Current Interest Rate,” as shown on the Final Data File, and
iii.	366/360.

The Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service” of each Whole Loan as 1/12th of the product of:

i.	The “Cut-off Date Whole Loan Balance,” as shown on the Final Data File,
ii.	The “Current Interest Rate,” as shown on the Final Data File, and
iii.	366/360.

11.	Using the:
a.	Pooled Mortgage Loan Cut-off Date Balance,
b.	Total Companion Loan Principal Balance,
c.	Current Interest Rate,
d.	Accrual Basis and
e.	Amortization Type

of each Pooled Trust Note and Companion Loan (as applicable), all as shown on the Final Data File, and the calculation methodologies provided by the Depositor, which are described in the succeeding two paragraphs of this Item 11., we recalculated the:

i.	Annual Pooled Mortgage Loan Debt Service and
ii.	Monthly Pooled Mortgage Loan Debt Service

of each Pooled Trust Note and Companion Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

The Depositor instructed us to recalculate the “Annual Pooled Mortgage Loan Debt Service” of each Pooled Trust Note and Companion Loan as the product of:

i.	The sum of:
(a)	The “Pooled Mortgage Loan Cut-off Date Balance,” as shown on the Final Data File, and
(b)	The “Total Companion Loan Principal Balance,” as shown on the Final Data File,
ii.	The “Current Interest Rate,” as shown on the Final Data File, and
iii.	366/360.

Attachment A Page 5 of 7

11. (continued)

The Depositor instructed us to recalculate the “Monthly Pooled Mortgage Loan Debt Service” of each Pooled Trust Note and Companion Loan as 1/12th of the product of:

i.	The sum of:
(a)	The “Pooled Mortgage Loan Cut-off Date Balance,” as shown on the Final Data File, and
(b)	The “Total Companion Loan Principal Balance,” as shown on the Final Data File,
ii.	The “Current Interest Rate,” as shown on the Final Data File, and
iii.	366/360.

12.	Using the:
a.	SF1,
b.	SF2,
c.	SF3,
d.	SF4,
e.	SF5 and
f.	Net Rentable Area

of each Mortgaged Property (as applicable), all as shown on the Final Data File, we recalculated the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 7

13.	Using the:
a.	Cut-off Date Whole Loan Balance,
b.	Whole Loan Balance at Maturity,
c.	Pooled Mortgage Loan Cut-off Date Balance,
d.	Total Companion Loan Principal Balance,
e.	Annual Whole Loan Debt Service,
f.	Annual Pooled Mortgage Loan Debt Service,
g.	April 2015 TTM NOI,
h.	UW NOI,
i.	UW NCF,
j.	Appraised Value and
k.	Net Rentable Area

of each Whole Loan, Pooled Trust Note, Companion Loan and Mortgaged Property, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor, which are described in the succeeding two paragraphs of this Item 13., we recalculated the:

i.	Whole Loan Cut-off Date LTV,
ii.	Whole Loan Maturity Date LTV,
iii.	Pooled Mortgage Loan Cut-off Date LTV,
iv.	Pooled Mortgage Loan Maturity Date LTV,
v.	Whole Loan TTM 2015 NOI DY,
vi.	Whole Loan UW NOI DY,
vii.	Whole Loan UW NCF DY,
viii.	Pooled Mortgage Loan TTM 2015 NOI DY,
ix.	Pooled Mortgage UW NOI DY,
x.	Pooled Mortgage UW NCF DY,
xi.	Whole Loan TTM 2015 NOI DSCR,
xii.	Whole Loan UW NOI DSCR,
xiii.	Whole Loan UW NCF DSCR,
xiv.	Pooled Mortgage TTM 2015 NOI DSCR,
xv.	Pooled Mortgage UW NOI DSCR and
xvi.	Pooled Mortgage UW NCF DSCR

of each Whole Loan and Pooled Trust Note, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Whole Loan Cut-off Date LTV,” “Whole Loan Maturity Date LTV,” “Pooled Mortgage Loan Cut-off Date LTV,” “Pooled Mortgage Loan Maturity Date LTV,” “Whole Loan TTM 2015 NOI DY,” “Whole Loan UW NOI DY,” “Whole Loan UW NCF DY,” “Pooled Mortgage Loan TTM 2015 NOI DY,” “Pooled Mortgage UW NOI DY” and “Pooled Mortgage UW NCF DY” to the nearest 1/10th of one percent and
b.	Round the “Whole Loan TTM 2015 NOI DSCR,” “Whole Loan UW NOI DSCR,” “Whole Loan UW NCF DSCR,” “Pooled Mortgage TTM 2015 NOI DSCR,” “Pooled Mortgage UW NOI DSCR” and “Pooled Mortgage UW NCF DSCR” to two decimal places.

Attachment A Page 7 of 7

13. (continued)

For the purpose of recalculating the “Pooled Mortgage Loan Cut-off Date LTV,” “Pooled Mortgage Loan Maturity Date LTV,” “Pooled Mortgage Loan TTM 2015 NOI DY,” “Pooled Mortgage UW NOI DSCR” and “Pooled Mortgage UW NCF DSCR” characteristics for each Pooled Trust Note, the Depositor instructed us to use the sum of the “Pooled Mortgage Loan Cut-off Date Balance” and the “Total Companion Loan Principal Balance” for each respective Pooled Trust Note and related Companion Loan.

14.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin and
c.	CREFC Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Current Interest Rate and
b.	Total Admin Fee

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Condo Structure	Loan Agreement and Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Measurement Unit	Underwritten Rent Roll
Net Rentable Area	Underwritten Rent Roll
Occupancy % Most Recent	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll
Title Type	Pro Forma Title Policy
Ground Lease (see Note 2)	Ground Lease
Ground Lease Maturity Date (see Note 2)	Ground Lease

Third Party Information:

Characteristic	Source Document

Appraised Value	Appraisal Report
Date of Appraisal	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Firm	Appraisal Report
Phase I Date	Environmental Phase I Report
Environmental Firm	Environmental Phase I Report
Engineering Report Date	Engineering Report
Engineering Firm	Engineering Report

Exhibit 1 to Attachment A

Major Tenant Information:

Characteristic	Source Document

Single Tenant	Underwritten Rent Roll
Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Maturity Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Maturity Date 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Maturity Date 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Maturity Date 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Maturity Date 5	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document

UW Occupancy Pct	Underwriter’s Summary Report
UW Effective Gross Income	Underwriter’s Summary Report
UW Expense Total	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TI and LC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
April 2015 TTM NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report
2011 NOI	Underwriter’s Summary Report

Exhibit 1 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement and Loan Agreement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Loan Agreement
Replacement Reserves Cap	Loan Agreement
Rollover Reserves Initial Deposit Amount	Settlement Statement and Loan Agreement
Rollover Reserves Monthly Deposit Amount	Loan Agreement
Terms/Description of Springing Rollover Reserves (If applicable)	Loan Agreement
Rollover Reserves Cap	Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Settlement Statement and Loan Agreement
Initial Debt Service Deposit	Settlement Statement and Loan Agreement
Monthly Debt Service Deposit	Loan Agreement
Other Escrow Type	Loan Agreement
Other Escrow Initial Amount	Settlement Statement and Loan Agreement
Other Escrow Monthly Deposit	Loan Agreement

Whole Loan Information:

Characteristic	Source Document(s)

Borrower Entities	Promissory Notes and Loan Agreement
Property Manager	Loan Agreement and Management Agreements
Note Date	Promissory Notes and Loan Agreement
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Payment Grace Period	Loan Agreement
Amortization Type	Loan Agreement
Current Interest Rate (see Note 4)	Loan Agreement

Exhibit 1 to Attachment A

Whole Loan Information: (continued)

Characteristic	Source Document(s)

Original Whole Loan Balance	Promissory Notes and Loan Agreement
Accrual Basis	Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
String	Loan Agreement
Partial Prepayments Allowed	Loan Agreement
Partial Release Permitted	Loan Agreement
Substitution Allowed	Loan Agreement
LockBox (Y/N)	Loan Agreement and Cash Management Agreement
LockBox Type (see Note 5)	Loan Agreement and Cash Management Agreement
Terms/Description of Springing Lockbox (If applicable)	Loan Agreement and Cash Management Agreement
Single Asset Entity	Loan Agreement
Single Purpose Entity	Loan Agreement
Non-Consolidation Letter	Loan Agreement and Non-Consolidation Opinion
TIC Structure	Loan Agreement
DST	Loan Agreement
Existing Additional Debt	Loan Agreement and Pro Forma Title Policy
Existing Additional Debt Amount	Loan Agreement and Pro Forma Title Policy
Existing Additional Debt Description	Loan Agreement and Pro Forma Title Policy
Future Debt Permitted?	Loan Agreement
Future Debt Description	Loan Agreement

Notes:

1.	We were instructed by the Depositor to ignore differences in the:
a.	Property Address,
b.	Property City and
c.	State

characteristics that are standard postal abbreviations.

2.	The Depositor instructed us to perform procedures on the “Ground Lease” and “Ground Lease Maturity Date” characteristics only for Mortgaged Properties for which the pro forma title policy Source Document indicated that the related Mortgaged Property is comprised of a leasehold interest.

3.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

Exhibit 1 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the “Current Interest Rate” characteristic, the Depositor instructed us to use the interest rate for each Whole Loan that is described in the related loan agreement Source Document, and instructed us to assume that such “Current Interest Rate” will apply to each Mortgage Loan, Companion Loan, Pooled Trust Note and Non-Pooled Trust Note that is associated with such Whole Loan.

5.	For purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “CMA” if:
a.	Prior to the occurrence of certain trigger events that are described in the loan agreement and cash management agreement Source Documents, the loan agreement and cash management agreement Source Documents:
i.	Require tenants to directly transfer all rents to a lockbox account and
ii.	Instruct the lockbox bank to transfer funds from the lockbox account to the related borrower who is responsible for remitting monthly debt service payments and for funding escrows, and
b.	Subsequent to the occurrence of certain trigger events that are described in the loan agreement and cash management agreement Source Documents, the loan agreement and cash management agreement Source Documents require all funds in the lockbox account to no longer be transferred to the related borrower and for such funds to be used to remit monthly debt service payments and for funding escrows.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Control Number
Loan Number
Property Name
Property Count
Loan Purpose
Sponsors
Original Mortgage Loan Balance
Total Companion Loan Principal Balance
Pooled Mortgage Loan Cut-off Date Balance
Non-Pooled Mortgage Loan Cut-off Date Balance
Pari Passu Note Control (Y/N)
ARD Year
Seismic Insurance
Seismic PML %
Primary Servicer
Master Servicer
Servicing Fee
Trustee/Cert Admin
CREFC Fee

Note:

We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.